Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating expenses:
Research and development	$ 11,881	$ 12,332
Marketing and business development	873	989
General and administrative	2,855	3,661
Operating loss	15,609	16,982
Loss on extinguishment of debt		512
Financial expenses (income), net	(38)	687
Loss before income tax	15,571	18,181
Income tax expenses	6	64
Net loss	$ 15,577	$ 18,245
Basic loss per Ordinary share	$ 0.7	$ 1.48
Diluted loss per Ordinary share	$ 0.7	$ 1.48
Weighted average number of Ordinary shares used in computing basic loss per share	22,280,991	12,298,113
Weighted average number of Ordinary shares used in computing diluted loss per share	22,280,991	12,298,113